LEASE (Tables)	12 Months Ended
Dec. 31, 2025
LEASE
Schedule of operating lease right-of use assets and lease information
	Years ended
	December 31,
	2025	2024

Lease cost
Operating lease cost	$35	$32

Other information
Cash paid for operating cash flows from operating leases	$35	$30
Right-of-use assets obtained in exchange for new operating lease liability	$-	$111

Weighted-average remaining lease term — operating leases (year)	1.58	2.58
Weighted-average discount rate — operating leases	7.50%	7.50%

Schedule of operating lease liabilities future minimum lease payments
Total
Year Ended December 31,
2026	$43
2027	30
2028	-
2029	-
Thereafter	-
73
Less: Imputed interest	(4)
Operating lease liabilities	69

Operating lease liability - current	40
Operating lease liability - non-current	$29